Prospectus One | Frost Moderate Allocation Fund
FROST MODERATE ALLOCATION FUND
INVESTMENT OBJECTIVE
The Frost Moderate Allocation Fund (the "Fund") seeks total return.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 39 of this Prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		Prospectus One Frost Moderate Allocation Fund CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Prospectus One Frost Moderate Allocation Fund CLASS A SHARES
Management Fees	[1]	0.15%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.10%
Acquired Fund Fees and Expenses		0.29%
Total Annual Fund Operating Expenses	[2]	1.79%
[1]	Management Fees have been restated to reflect the current fees associated with the Fund's current investment strategies. Therefore, the Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund's Financial Highlights.
[2]	Frost Investment Advisors, LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the Fund's Class A Shares' average daily net assets until November 30, 2015 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of the Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Prospectus One Frost Moderate Allocation Fund CLASS A SHARES	501	870	1,263	2,362

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange traded funds ("ETFs"), collectively referred to as "Underlying Funds."

The Underlying Funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the Fund's assets to be invested in the general asset classes of equity funds and fixed income funds based on the risk/return potential of the different asset classes and the risk profile of the Fund. The second stage involves the actual selection of Underlying Funds to represent the asset classes based on Underlying Fund classifications, historical risk, performance, and other factors. Within the equity fund allocations, the Adviser seeks to diversify globally (by including domestic and international Underlying Funds), in terms of market capitalization (by including large, mid, and small capitalization Underlying Funds), and by style (by including both growth and value Underlying Funds). Within the fixed income Underlying Fund allocation, the Adviser includes domestic and international Underlying Funds with varying degrees of interest rate and credit exposure. The Underlying Funds may invest in both developed and emerging market securities and may invest in fixed income securities of any credit quality, including securities that are rated below investment grade ("high yield" or "junk" bonds).

Underlying Funds may use derivatives, principally futures contracts, forward contracts, options and swaps. An Underlying Fund may engage in such derivatives transactions to gain exposure to, for example, certain securities, markets or asset classes, to hedge the Underlying Fund's positions in or exposure to securities, currencies or other instruments, to equitize cash positions in the Underlying Fund's portfolio, or to enhance the Underlying Fund's return, which is also known as speculation.

The following chart shows the Fund's target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund's actual allocations may differ from this illustration.

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ASSET CLASS TARGET ASSET ALLOCATION

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Equity Funds 40%-70%

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Fixed Income Funds 30%-60%

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The Adviser periodically reviews the investment strategies and asset mix of the Underlying Funds and considers whether overall market conditions would favor a change in the exposure of the Fund to various asset types or geographic regions. Based on these considerations, the Adviser may make adjustments to Underlying Fund holdings by adjusting the percentage of individual Underlying Funds within the Fund, or adding or removing Underlying Funds. The Adviser may also determine not to change the Underlying Fund allocations, particularly in response to short-term market movements, if in its opinion the combination of Underlying Funds is appropriate to meet the Fund's investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the Adviser's allocation of the Fund's assets among the various asset classes and selection of the Underlying Funds will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

UNDERLYING FUND INVESTMENT RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. As a shareholder of an Underlying Fund, the Fund relies on that Underlying Fund to achieve its investment objective. If the Underlying Fund fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. The Fund bears its own direct expenses in addition to bearing a proportionate share of expenses charged by the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

The Fund's investments in ETFs are subject to additional risks. ETFs are pooled investment vehicles, such as registered investment companies and grantor rusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate, which could adversely affect the Fund's performance. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

EQUITY RISK -- The risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of depositary receipts, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the securities may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

GROWTH INVESTMENT STYLE RISK -- An Underlying Fund may invest in equity securities of companies that it believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Underlying Fund to sometimes underperform other equity funds that use differing investing styles.

VALUE INVESTMENT STYLE RISK -- Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If an Underlying Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Underlying Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. GOVERNMENT SECURITIES RISK -- Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources.

FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, an Underlying Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

INTEREST RATE RISK - The value of a debt security is affected by changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause an Underlying Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PREPAYMENT AND EXTENSION RISK -- Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, an Underlying Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Underlying Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. An Underlying Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Underlying Fund's investments are locked in at a lower rate for a longer period of time.

DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying Fund would like, which may cause the Underlying Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Underlying Fund's management or performance. An Underlying Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Prior to March 31, 2014, the Fund employed a different investment strategy. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. The Fund commenced operations after the Institutional Class Shares succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008 and has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www. frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER WORST QUARTER 13.22% (11.48)% (06/30/2009) (12/31/2008)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013

This table compares the Fund's Class A Shares' average annual total returns (after applicable sales charges) for the periods ended December 31, 2013 to appropriate broad-based indices. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the since Performance Start Date period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Prospectus One Frost Moderate Allocation Fund	Label		1 Year	5 Years	Since Inception	Inception Date
CLASS A SHARES	FUND RETURN BEFORE TAXES		13.48%	11.37%	5.51%	Jul. 31, 2006
CLASS A SHARES After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS		9.48%	10.17%
CLASS A SHARES After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		5.77%	8.39%
Morningstar Moderate Allocation Index		[1]	16.48%	12.83%
S&P 500 INDEX	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	32.39%	17.94%	7.40%	Jul. 31, 2006
MSCI All Country World Ex-U.S. Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	15.29%	12.81%	3.89%	Jul. 31, 2006
Barclays U.S. Aggregate Bond Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	(2.02%)	4.44%	5.14%	Jul. 31, 2006
Barclays Global Ex-U.S. Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	(3.08%)	3.51%	4.81%	Jul. 31, 2006
Blended 45/15/34/6 S&P Index/MSCI Index/Barclays Index/Barclays Global	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	15.09%	11.95%	6.38%	Jul. 31, 2006
Blended 48/12/40 S&P Index/MSCI Index/Barclays Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	15.64%	12.16%	6.49%	Jul. 31, 2006
[1]	As of March 31, 2014, the Fund's benchmark changed from the Blended 48/12/40 S&P Index/MSCI Index/Barclays Index to the Morningstar Moderate Allocation Index and the Blended 45/15/34/6 S&P Index/MSCI Index/Barclays Index/Barclays Global in connection with the Fund's strategy change.

Frost Conservative Allocation Fund
FROST CONSERVATIVE ALLOCATION FUND
INVESTMENT OBJECTIVE
The Frost Conservative Allocation Fund (the "Fund") seeks total return.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 39 of the Prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		Frost Conservative Allocation Fund CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Frost Conservative Allocation Fund CLASS A
Management Fees	[1]	0.15%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.24%
Acquired Fund Fees and Expenses		0.37%
Total Annual Fund Operating Expenses	[2]	2.01%
Less Fee Reduction and/or Expense Reimbursement		(0.04%)
Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement	[2]	1.97%
[1]	Management Fees have been restated to reflect the current fees associated with the Fund's current investment strategies. Therefore, the Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund's Financial Highlights.
[2]	Frost Investment Advisors, LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the Fund's Class A Shares' average daily net assets until November 30, 2015 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of the Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Frost Conservative Allocation Fund CLASS A	518	929	1,367	2,581

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange traded funds ("ETFs"), collectively referred to as "Underlying Funds."

The Underlying Funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the Fund's assets to be invested in the general asset classes of equity Underlying Funds and fixed income Underlying Funds based on the risk/return potential of the different asset classes and the risk profile of the Fund. The second stage involves the actual selection of Underlying Funds to represent the asset classes based on Underlying Fund classifications, historical risk, performance, and other factors. Within the equity Underlying Fund allocations, the Adviser seeks to diversify globally (by including domestic and international Underlying Funds), in terms of market capitalization (by including large, mid, and small capitalization Underlying Funds), and by style (by including both growth and value Underlying Funds). Within the fixed income Underlying Fund allocation, the Adviser includes domestic and international Underlying Funds with varying degrees of interest rate and credit exposure. The Underlying Funds may invest in both developed and emerging market securities and may invest in fixed income securities of any credit quality, including securities that are rated below investment grade ("high yield" or "junk" bonds).

Underlying Funds may use derivatives, principally futures contracts, forward contracts, options and swaps. An Underlying Fund may engage in such derivatives transactions to gain exposure to, for example, certain securities, markets or asset classes, to hedge the Underlying Fund's positions in or exposure to securities, currencies or other instruments, to equitize cash positions in the Underlying Fund's portfolio, or to enhance the Underlying Fund's return, which is also known as speculation.

The following chart shows the Fund's target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund's actual allocations may differ from this illustration.

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ASSET CLASS TARGET ASSET ALLOCATION

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Equity Funds 20%-50%

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Fixed Income Funds 50%-80%

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The Adviser periodically reviews the investment strategies and asset mix of the Underlying Funds and considers whether overall market conditions would favor a change in the exposure of the Fund to various asset types or geographic regions. Based on these considerations, the Adviser may make adjustments to Underlying Fund holdings by adjusting the percentage of individual Underlying Funds within the Fund, or adding or removing Underlying Funds. The Adviser may also determine not to change the Underlying Fund allocations, particularly in response to short-term market movements, if in its opinion the combination of Underlying Funds is appropriate to meet the Fund's investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the Adviser's allocation of the Fund's assets among the various asset classes and selection of the Underlying Funds will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

UNDERLYING FUND INVESTMENT RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. As a shareholder of an Underlying Fund, the Fund relies on that Underlying Fund to achieve its investment objective. If the Underlying Fund fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. The Fund bears its own direct expenses in addition to bearing a proportionate share of expenses charged by the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

The Fund's investments in ETFs are subject to additional risks. ETFs are pooled investment vehicles, such as registered investment companies and grantor rusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

EQUITY RISK -- The risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of depositary receipts, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the securities may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

GROWTH INVESTMENT STYLE RISK -- An Underlying Fund may invest in equity securities of companies that it believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Underlying Fund to sometimes underperform other equity funds that use differing investing styles.

VALUE INVESTMENT STYLE RISK -- Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If an Underlying Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Underlying Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. GOVERNMENT SECURITIES RISK -- Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources.

FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, an Underlying Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

INTEREST RATE RISK - The value of a debt security is affected by changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause an Underlying Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PREPAYMENT AND EXTENSION RISK -- Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, an Underlying Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Underlying Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. An Underlying Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Underlying Fund's investments are locked in at a lower rate for a longer period of time.

DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying Fund would like, which may cause the Underlying Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Underlying Fund's management or performance. An Underlying Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Prior to March 31, 2014, the Fund employed a different investment strategy and was partially managed by a sub-adviser for the period between May 28, 2013 and March 31, 2014. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER WORST QUARTER 5.84% (3.49)% (12/31/2013) (06/30/2012)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013

This table compares the Fund's Class A Shares' average annual total returns (after applicable sales charges) for the periods ended December 31, 2013 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Frost Conservative Allocation Fund	Label		1 Year	Since Inception	Inception Date
CLASS A	FUND RETURN BEFORE TAXES		13.36%	2.66%	Jan. 07, 2011
CLASS A After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS		9.70%	1.22%	Jan. 07, 2011
CLASS A After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		5.49%	1.06%	Jan. 07, 2011
Morningstar Conservative Allocation Index		[1]	7.23%
S&P 500 INDEX	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	32.39%	15.83%	Jan. 07, 2011
MSCI All Country World Ex-U.S. Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	15.29%	5.43%	Jan. 07, 2011
Barclays U.S. Aggregate Bond Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	(2.02%)	3.28%	Jan. 07, 2011
Barclays Global Ex-U.S. Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	(3.08%)	2.62%	Jan. 07, 2011
Blended 30/10/51/9 S&P Index/MSCI Index/Barclays Index/Barclays Global	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	15.09%	16.61%	Jan. 07, 2011
CBOE S&P 500 Buy/write Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	13.26%	7.79%	Jan. 07, 2011
HFRI Fund Of Funds Composite Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	8.74%	2.42%	Jan. 07, 2011
BOFA Merrill Lynch 3- Month U.S. Treasury Bill Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	0.07%	0.10%	Jan. 07, 2011
Blended 55/40/5 CBOE Index/HFRI Index/BOFA Merrill Lynch Index	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	[1]	10.76%	5.56%	Jan. 07, 2011
[1]	As of March 31, 2014, the Fund's benchmark changed from the Blended 55/40/5 CBOE Index/HFRI Index/BofA Merrill Lynch Index to the Morningstar Conservative Allocation Index and the Blended 30/10/51/9 S&P Index/MSCI Index/Barclays Index/Barclays Global in connection with the Fund's strategy change.

Frost Aggressive Allocation Fund
FROST AGGRESSIVE ALLOCATION FUND
INVESTMENT OBJECTIVE
The Frost Aggressive Allocation Fund (the "Fund") seeks total return.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 39 of this Prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		Frost Aggressive Allocation Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Frost Aggressive Allocation Fund Class A Shares
Management Fees		0.15%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.21%
Acquired Fund Fees and Expenses	[1]	0.68%
Total Annual Fund Operating Expenses	[2]	2.29%
Less Fee Reduction and/or Expense Reimbursement		(0.01%)
Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement	[2]	2.28%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Frost Investment Advisors, LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the Fund's Class A Shares' average daily net assets until November 30, 2015 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of the Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Frost Aggressive Allocation Fund Class A Shares	549	1,016

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange traded funds ("ETFs"), collectively referred to as "Underlying Funds."

The Underlying Funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the Fund's assets to be invested in the general asset classes of equity Underlying Funds and fixed income Underlying Funds based on the risk/return potential of the different asset classes and the risk profile of the Fund. The second stage involves the actual selection of Underlying Funds to represent the asset classes based on Underlying Fund classifications, historical risk, performance, and other factors. Within the equity Underlying Fund allocations, the Adviser seeks to diversify globally (by including domestic and international Underlying Funds), in terms of market capitalization (by including large, mid, and small capitalization Underlying Funds), and by style (by including both growth and value Underlying Funds). Within the fixed income Underlying Fund allocation, the Adviser includes domestic and international Underlying Funds with varying degrees of interest rate and credit exposure. The Underlying Funds may invest in both developed and emerging market securities and may invest in fixed income securities of any credit quality, including securities that are rated below investment grade ("high yield" or "junk" bonds).

Underlying Funds may use derivatives, principally futures contracts, forward contracts, options and swaps. An Underlying Fund may engage in such derivatives transactions to gain exposure to, for example, certain securities, markets or asset classes, to hedge the Underlying Fund's positions in or exposure to securities, currencies or other instruments, to equitize cash positions in the Underlying Fund's portfolio, or to enhance the Underlying Fund's return, which is also known as speculation.

The following chart shows the Fund's target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund's actual allocations may differ from this illustration.

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ASSET CLASS TARGET ASSET ALLOCATION

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Equity Funds 70-100%

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Fixed Income Funds 0-30%

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The Adviser periodically reviews the investment strategies and asset mix of the Underlying Funds and considers whether overall market conditions would favor a change in the exposure of the Fund to various asset types or geographic regions. Based on these considerations, the Adviser may make adjustments to Underlying Fund holdings by adjusting the percentage of individual Underlying Funds within the Fund, or adding or removing Underlying Funds. The Adviser may also determine not to change the Underlying Fund allocations, particularly in response to short-term market movements, if in its opinion the combination of Underlying Funds is appropriate to meet the Fund's investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the Adviser's allocation of the Fund's assets among the various asset classes and selection of the Underlying Funds will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

UNDERLYING FUND INVESTMENT RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. As a shareholder of an Underlying Fund, the Fund relies on that Underlying Fund to achieve its investment objective. If the Underlying Fund fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. The Fund bears its own direct expenses in addition to bearing a proportionate share of expenses charged by the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and Underlying Fund allocation.

The Fund's investments in ETFs are subject to additional risks. ETFs are pooled investment vehicles, such as registered investment companies and grantor rusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

EQUITY RISK -- The risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of depositary receipts, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the ecurity in the issuer's home country. Foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the securities may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

GROWTH INVESTMENT STYLE RISK -- An Underlying Fund may invest in equity securities of companies that it believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Underlying Fund to sometimes underperform other equity funds that use differing investing styles.

VALUE INVESTMENT STYLE RISK -- Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If an Underlying Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Underlying Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. GOVERNMENT SECURITIES RISK -- Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources.

FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, an Underlying Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

INTEREST RATE RISK - The value of a debt security is affected by changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause an Underlying Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PREPAYMENT AND EXTENSION RISK -- Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, an Underlying Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Underlying Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. An Underlying Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Underlying Fund's investments are locked in at a lower rate for a longer period of time.

DERIVATIVES RISK -- An Underlying Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Underlying Fund's share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying Fund would like, which may cause the Underlying Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Underlying Fund's management or performance. An Underlying Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www.frostbank.com or by calling the Fund at 1-877-71-FROST.